Mineral resource exploration and evaluation expenditure	12 Months Ended
Dec. 31, 2017
Disclosure of exploration and evaluation assets [abstract] [Abstract]
Disclosure of exploration and evaluation assets [text block]
Note 28 Mineral resource exploration and evaluation expenditure

Because of the nature of the operations of Sociedad Química y Minera de Chile S.A. and its subsidiaries and the type of exploration they conduct (which is different from other mining businesses, where the exploration process takes a significant amount of time), the exploration process and the definition of economic feasibility normally occur within the year. Accordingly, although expenditure is initially capitalized, it could be recognized in profit or loss for the same year should it not be technically and commercially feasible. This means that there is no significant expenditure that lacks a feasibility study at the end of the year.

Prospecting expenditure can be found in 4 different stages: execution, economically feasible, not economically feasible and under exploitation:

1.
Execution:
prospecting expenditures that are under execution and where the economic feasibility is not yet known are classified in the caption property, plant and equipment. As of December 31, 2017 and December 31, 2016, the balance amounted to ThUS$
21,013
and ThUS$
12,163
, respectively,

2.
Economically feasible:
prospecting expenditure, which upon completion, has been determined to be economically feasible is classified in the caption non-current assets in other non-current non-financial assets. As of December 31, 2017 and December 31, 2016, this totaled ThUS$
17,721
and ThUS$
23,008
respectively,

3.
Not economically feasible:
Prospecting expenditure, which upon completion, has been determined to not be economically feasible is recorded in profit or loss. As of December 31, 2017 and December 31, 2016 there is no expenditure for such concept.

4.
Under exploitation:
Prospecting expenditure under exploitation is classified in the caption current assets in current inventories. These are amortized considering the exploited material. As of December 31, 2017 and December 31, 2016, the balance amounted to ThUS$
521
and ThUS$
674
respectively.

For the amount of capitalized expenditure, the total amount disbursed in exploration and evaluation of mineral resources as of December 31, 2017 was ThUS$
6,024
, and corresponded to non-metallic projects, Such expenditure mainly corresponds to research, including topographical, geological, exploratory drilling and sampling studies.

With respect to this expenditure, the Company classifies it in accordance with paragraph 9 of IFRS 6:

Exploration expenditure where the mineral has low ore grade that is not economically exploitable is debited directly to profit or loss.

If studies determine that the ore grade is economically exploitable, it is classified in other non-current assets in the caption ground studies and prospecting expenses. At the time of making the decision to exploit the zone, it is classified in the caption inventories as part of the cost of raw materials required for production purposes.